Prima facie tax reconciliation - Summary of prima facie tax reconciliation (Parenthetical) (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
UK tax payable (receivable) rate	19.00%	19.00%
Groups share of profit of equity accounted units net of tax	$ 185	$ 20